THE ADVISORS' INNER CIRCLE FUND

                           SYNOVUS MID CAP VALUE FUND
                       SYNOVUS GEORGIA MUNICIPAL BOND FUND

                         SUPPLEMENT DATED APRIL 26, 2007
                                     TO THE
                             CLASS A, B AND C SHARES
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A, B AND C SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, B AND C SHARES PROSPECTUS.

THE FOLLOWING TABLE REPLACES THE TABLE UNDER THE HEADING "AVERAGE ANNUAL TOTAL RETURNS - BEFORE TAXES" ON PAGE 8 OF THE CLASS A, B AND C SHARES PROSPECTUS:

       Mid Cap Value Fund                                                           1 Year          5 Years         Since Inception
       ------------------------------------------------------------------------------------------ --------------- ------------------
       Fund Returns Before Taxes
            Class A Shares                                                          10.17%          12.33%             14.11%(1)
            Class B Shares                                                          10.98%          12.57%             14.27%(1)
            Class C Shares                                                          15.04%          12.84%             14.29%(1)
       Russell Midcap Value Index (reflects no deduction for
       fees or expenses)                                                            20.22%          15.88%             14.82%(2)
       Lipper Mid-Cap Value Funds Classification Average (reflects no
       deduction for sales charges)                                                 15.95%          12.76%             11.94%(3)


       (1) Class A, Class B and Class C Shares of the Fund were offered beginning October 24, 2001. The performance information shown prior to that date represents performance of the Institutional Class
            Shares of the Fund, which were offered beginning October 12, 2001.
            Prior to October 12, 2001, the performance shown represents the performance of the Adviser's similarly managed collective investment fund which commenced operations on April 3, 2000. The performance of both the Institutional Class Shares and the collective investment fund has been adjusted to reflect the maximum sales charges and Rule
            12b-1 fees applicable to each class of shares of the Fund.
       (2)  Index comparisons begin on April 30, 2000.
       (3)  Lipper comparisons begin on April 30, 2000.



The following table replaces the table under the heading "Average Annual Total
Returns - Comparison of Before and After-Tax Returns" on page 8 of the Class A,
B and C Shares Prospectus:

       Mid Cap Value Fund                                                           1 Year          5 Years         Since Inception
       ------------------------------------------------------------------------------------------ ---------------- ---------------
       Fund Returns Before Taxes
            Class A Shares                                                          10.17%           12.33%            13.57%(1)
            Class B Shares                                                          10.98%           12.57%            13.91%(2)
            Class C Shares                                                          15.04%           12.84%            14.05%(3)
       Fund Returns After Taxes on Distributions                                     9.24%           11.47%            12.73%
       Fund Returns After Taxes on Distributions and Sale of Fund
       Shares                                                                        7.86%           10.66%            11.79%
       Russell Midcap Value Index (reflects no deduction for fees,
       expenses, or taxes)                                                          20.22%           15.88%            17.78%(4)
       Lipper Mid-Cap Value Funds Classification Average (reflects no deduction for sales
       charges or taxes)                                                            15.95%           12.76%            14.59%(5)

       (1)   Class A Shares of the Fund were offered  beginning  October 24,
            2001. The performance information shown prior to that date represents performance of the Institutional Class Shares of the Fund, which were offered beginning October 12, 2001. The performance of the Institutional Class Shares has been adjusted to reflect the maximum sales charge and Rule 12b-1 fees applicable to the Fund's
            Class A Shares.
       (2)  Class B Shares of the Fund were offered beginning October 24, 2001.
            The performance information shown prior to that date represents performance of the Institutional Class Shares of the Fund, which were offered beginning October 12, 2001. The performance of the Institutional Class Shares has been adjusted to reflect the maximum sales charge and Rule 12b-1 fees applicable to the Fund's Class B
            Shares.
       (3)  Class C Shares of the Fund were offered beginning October 24, 2001.
            The performance information shown prior to that date represents performance of the Institutional Class Shares, which were offered beginning October 12, 2001. The performance of the Institutional
            Class Shares has been adjusted to reflect the maximum sales charges and Rule 12b-1 fees applicable to the Fund's Class C Shares.
       (4)  Index comparisons begin on October 31, 2001.
       (5)  Lipper comparisons begin on October 31, 2001.



The following table replaces the table under the heading "Average Annual Total
Returns - Before Taxes" on page 16 of the Class A, B and C Shares Prospectus:

        Georgia Municipal  Bond Fund                                                 1 Year           5 Years            10 Years
        ------------------------------------------------------------------------------------------ --------------- -----------------
        Fund Returns Before Taxes
             Class A Shares                                                          -2.02%             2.68%               3.26%(1)
        Lehman 7 Year Municipal Bond Index (reflects no deduction
        for fees or expenses)                                                         3.99%             4.89%               5.22%
        Lipper Other States Intermediate Municipal Debt Funds Average
        (reflects no deduction for sales charges)                                     3.33%             3.88%               4.24%

         (1)  Class A Shares of the Fund were offered  beginning
              December 21, 2001. The performance information shown prior to that date represents performance of the Institutional Class Shares of the Fund, which were offered beginning October 12, 2001. Prior to October 12, 2001, the performance shown represents the performance of the Adviser's similarly managed common trust fund. The performance of both the Institutional Class Shares and the common trust fund has been adjusted to reflect the maximum sales charge and 12b-1 fees applicable to the Fund's Class A Shares.


The following table replaces the table under the heading "Average Annual Total
Returns - Comparison of Before and After-Tax Returns" on page 17 of the Class A,
B and C Shares Prospectus:

          Georgia Municipal Bond Fund - Class A Shares                              1 Year           5 Years         Since Inception
          ---------------------------------------------------------------------------------------- --------------- -----------------
          Fund Returns Before Taxes                                                 -2.02%           2.68%             2.69%(1)
          Fund Returns After Taxes on Distributions                                 (2.31)%          2.50%             2.52%
          Fund Returns After Taxes on Distributions and Sale of Fund
          Shares                                                                    (0.51)%          2.62%             2.63%
          Lehman 7 Year Municipal Bond Index (reflects no deduction
          for fees, expenses, or taxes)                                              3.99%           4.89%             4.89%(2)
          Lipper Other States Intermediate Municipal Debt Funds
          Average (reflects no deduction
               for sales charges or taxes)                                           3.33%           3.88%             3.69%(3)

          (1) Class  A  Shares  of  the  Fund  were  offered  beginning
              December 21, 2001. The performance information shown prior to that date represents performance of the Institutional Class Shares, which were offered beginning October 12, 2001. The performance of the Institutional Class Shares has been adjusted to reflect the maximum sales charge and Rule 12b-1 fees applicable to the Fund's
              Class A Shares.
          (2) Index comparisons begin on December 31, 2001.
          (3) Lipper comparisons begin on December 31, 2001.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.